RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,855,131)	(11,419,302)
Trade Receivables And Contract Assets From Individual Customers
Disclosure of financial assets [line items]
Financial assets	4,502,442	3,848,940
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (308,190)	$ (280,468)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.24%	0.60%
Financial assets	$ 3,189,052	$ 2,773,642
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (39,473)	$ (16,570)
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.22%	0.56%
Financial assets	$ 678,002	$ 637,251
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (15,081)	$ (3,587)
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	13.42%	24.19%
Financial assets	$ 56,125	$ 43,874
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (7,534)	$ (10,611)
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due
Disclosure of financial assets [line items]
Expected credit loss rate	42.49%	63.35%
Financial assets	$ 579,263	$ 394,173
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	579,263	394,173
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (246,102)	$ (249,700)